UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
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Address:      40 West 57th Street, 24th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14660
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
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Title:        General Counsel
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Phone:        212-830-6500
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Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                02/14/13
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              33
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Form 13F Information Table Value Total:            $ 1,287,391  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

ADT Corp                    COM               00101J106      17,992    387,000 SH       DEFINED             387,000
American Int'l Grp Inc.     COM               026874784      51,891  1,470,000 SH       DEFINED           1,470,000
American Twr Corp.          COM               03027X100      16,366    211,800 SH       DEFINED             211,800
Banco Bradesco SA           SP ADR PFD        059460303      15,294    880,500 SH       DEFINED             880,500
Cemex SAB                   SPON ADR          151290889      27,419  2,778,000 SH       DEFINED           2,778,000
Crown Castle Int'l Corp.    COM               228227104      17,030    236,000 SH       DEFINED             236,000
D.R. Horton Inc.            COM               23331A109      68,526  3,464,400 SH       DEFINED           3,464,400
Delta Air Lines Inc.        COM               247361702      20,209  1,702,500 SH       DEFINED           1,702,500
DISH Network Corp.          CL A              25470M109      23,187    637,000 SH       DEFINED             637,000
Duke Energy Corp            COM               26441C204      25,622    401,600 SH       DEFINED             401,600
Google Inc.                 CL A              38259P508      99,210    140,250 SH       DEFINED             140,250
ICICI Bank Ltd.             ADR               45104G104       9,921    227,500 SH       DEFINED             227,500
IShares FTSE China 25 Idx FnFTSE CHINA25 IDX  464287184      26,069    644,000 SH       DEFINED             644,000
IShares MSCI Emerg Mkt Idx  MSCI EMERG MKT    464287234     117,372  2,646,500 SH       DEFINED           2,646,500
Itau Unibanco Holding SA    SP ADR REP PFD    465562106      26,213  1,592,500 SH       DEFINED           1,592,500
Johnson & Johnson           COM               478160104      50,262    717,000 SH       DEFINED             717,000
Lennar Corp                 CL A              526057104     108,075  2,794,800 SH       DEFINED           2,794,800
Eli Lilly & Co              COM               532457108      67,741  1,373,500 SH       DEFINED           1,373,500
Merck & Co.                 COM               58933Y105      96,639  2,360,500 SH       DEFINED           2,360,500
Ocwen Financial Corp        COM               675746309      15,123    437,200 SH       DEFINED             437,200
PG&E Corp                   COM               69331C108      24,896    619,600 SH       DEFINED             619,600
Pfizer Inc.                 COM               717081103      85,774  3,420,000 SH       DEFINED           3,420,000
Resolute Forest Products    COM               76117W109       5,428    410,000 SH       DEFINED             410,000
SBA Comms Corp              COM               78388J106      11,818    166,500 SH       DEFINED             166,500
Southern Co                 COM               842587107      49,617  1,159,000 SH       DEFINED           1,159,000
SunTrust Banks Inc.         COM               867914103      25,855    912,000 SH       DEFINED             912,000
Tenet Healthcare Corp       COM               88033G407       8,118    250,000 SH       DEFINED             250,000
Time Warner Inc.            COM               887317303      59,309  1,240,000 SH       DEFINED           1,240,000
US Airways Group Inc.       COM               90341W108      54,061  4,004,500 SH       DEFINED           4,004,500
Verisign Inc.               COM               92343E102      25,311    652,000 SH       DEFINED             652,000
Workday Inc.                CL A              98138H101       9,756    179,000 SH       DEFINED             179,000
YPF S.A.                    SPON ADR CL D     984245100      14,550  1,000,000 SH       DEFINED           1,000,000
Arcos Dorados Hldgs Inc.    SHS CL A          G0457F107      12,737  1,065,000 SH       DEFINED           1,065,000

Grand Total                                               1,287,391


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